Share Capital and Reserves - Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Fair Value of Derivative Warrant Liability [Abstract]
Opening balance			₪ 274	₪ 1,151
Recognition of fair value of warrants issued at effective date of the securities purchase agreements		₪ 3,557
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below)	[1]	(3,557)	₪ (274)	(877)
Closing balance				₪ 274

[1]	Due to lack of trading activity of the Warrant, as of December 31, 2025 and 2024, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 3.64%; expected volatility of 87.26%, exercise period and exercise price based on stated terms and ordinary share price of NIS 0.001 which represents the quoted market price.